Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefit Expense [Abstract]
Pension and Other Postretirement Benefits Disclosure
Pension and Other Postretirement Benefits
CPG provides defined contribution plans and noncontributory defined benefit retirement plans ("the CPG Plans") that cover its employees. Benefits under the defined benefit retirement plans reflect the employees’ compensation, years of service and age at retirement. Additionally, CPG provides health care and life insurance benefits for certain retired employees. The majority of employees may become eligible for these benefits if they reach retirement age while working for CPG. The expected cost of such benefits is accrued during the employees’ years of service. Current rates charged to customers of CPG include postretirement benefit costs. Cash contributions are remitted to grantor trusts.
Prior to the Separation, CPG was a participant in the consolidated NiSource defined benefit retirement plans and was allocated a ratable portion of NiSource's grantor trusts for the plans in which its employees and retirees participated. As a result, CPG followed multiple employer accounting under the provisions of GAAP. As of July 1, 2015, in connection with the Separation, accrued pension and postretirement benefit obligations for CPG participants and related plan assets were transferred to CPG. CPG continues to follow multiple employer accounting following the Separation.
Pension and Other Postretirement Benefit Plans’ Asset Management. CPG employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and asset class volatility. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value, small and large capitalizations. Other assets such as private equity funds may be used judiciously to enhance long-term returns while improving portfolio diversification. Derivatives may be used to gain market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying assets. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset/liability studies.
To establish a long-term rate of return for plan assets assumption, past historical capital market returns and a proprietary forecast are evaluated. The long-term historical relationships between equities and fixed income are analyzed to ensure that they are consistent with the widely accepted capital market principle that assets with higher volatility generate greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. Peer data and historical returns are reviewed to check for reasonability and appropriateness.
The most important component of an investment strategy is the portfolio asset mix, or the allocation between the various classes of securities available to the pension and other postretirement benefit plans for investment purposes. The asset mix and acceptable minimum and maximum ranges established for the CPG plan assets represents a long-term view and are listed in the following table.
In 2012, an asset allocation policy for the pension fund was approved. This policy calls for a gradual reduction in the allocation to return-seeking assets (equities, real estate, private equity and hedge funds) and a corresponding increase in the allocation to liability-hedging assets (fixed income) as the funded status of the plans increase above 90% (as measured by the projected benefit obligations of the qualified pension plans divided by the market value of qualified pension plan assets). The asset mix and acceptable minimum and maximum ranges established by the policy for the pension fund at the pension plans funded status on December 31, 2015 are as follows:
Asset Mix Policy of Funds:

	Defined Benefit Pension Plan		Postretirement Benefit Plan
Asset Category	Minimum	Maximum	Minimum	Maximum
Domestic Equities	25%	45%	35%	55%
International Equities	15%	25%	15%	25%
Fixed Income	23%	37%	20%	50%
Real Estate/Private Equity/Hedge Funds	0%	15%	0%	0%
Short-Term Investments	0%	10%	0%	10%

Pension Plan and Postretirement Plan Asset Mix at December 31, 2015 and December 31, 2014:

December 31, 2015	Defined Benefit Pension Plan Assets		Postretirement Benefit Plan Assets
Asset Class	Asset Value	% of Total Assets	Asset Value	% of Total Assets
	(in millions)		(in millions)
Domestic Equities	$141.0	39.4%	$101.6	44.4%
International Equities	62.5	17.5%	42.8	18.8%
Fixed Income	123.3	34.4%	76.6	33.6%
Cash/Other	31.0	8.7%	7.2	3.2%
Total	$357.8	100.0%	$228.2	100.0%

December 31, 2014	Defined Benefit Pension Plan Assets		Postretirement Benefit Plan Assets
Asset Class	Asset Value	% of Total Assets	Asset Value	% of Total Assets
	(in millions)		(in millions)
Domestic Equities	$144.2	41.1%	$105.7	47.2%
International Equities	63.3	18.1%	41.2	18.4%
Fixed Income	120.9	34.4%	76.3	34.1%
Real Estate/Private Equity/Hedge Funds	17.7	5.0%	—	—%
Cash/Other	4.9	1.4%	0.6	0.3%
Total	$351.0	100.0%	$223.8	100.0%

The categorization of investments into the asset classes in the table above are based on definitions established by the CPG Benefits Committee.
Fair Value Measurements. The following table sets forth, by level within the fair value hierarchy, the CPG Pension Plan Trust and OPEB investment assets at fair value as of December 31, 2015 and 2014. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Total CPG Pension Plan Trust and OPEB investment assets at fair value classified within Level 3 were zero and $17.6 million as of December 31, 2015 and December 31, 2014, respectively. Such amounts were approximately zero and 3% of the CPG Pension Plan Trust and OPEB’s total investments as reported on the statement of net assets available for benefits at fair value as of December 31, 2015 and 2014, respectively.
Valuation Techniques Used to Determine Fair Value:
Level 1 Measurements
Most common and preferred stock are traded in active markets on national and international securities exchanges and are valued at closing prices on the last business day of each period presented. Cash is stated at cost which approximates their fair value, with the exception of cash held in foreign currencies which fluctuates with changes in the exchange rates. Government bonds, short-term bills and notes are priced based on quoted market values.
Level 2 Measurements
Most U.S. Government Agency obligations, mortgage/asset-backed securities, and corporate fixed income securities are generally valued by benchmarking model-derived prices to quoted market prices and trade data for identical or comparable securities. To the extent that quoted prices are not available, fair value is determined based on a valuation model that includes inputs such as interest rate yield curves and credit spreads. Securities traded in markets that are not considered active are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Other fixed income includes futures and options which are priced on bid valuation or settlement pricing.
Commingled funds that hold underlying investments that have prices which are derived from the quoted prices in active markets are classified as Level 2. The funds' underlying assets are principally marketable equity and fixed income securities. Units held in commingled funds are valued at the unit value as reported by the investment managers. The fair value of the investments in commingled funds has been estimated using the net asset value per share of the investments.
Level 3 Measurements
Commingled funds that hold underlying investments that have prices which are not derived from the quoted prices in active markets are classified as Level 3. The respective fair values of these investments are determined by reference to the funds' underlying assets, which are principally marketable equity and fixed income securities. Units held in commingled funds are valued at the unit value as reported by the investment managers. These investments are often valued by investment managers on a periodic basis using pricing models that use market, income, and cost valuation methods.
The hedge funds of funds invest in several strategies including fundamental long/short, relative value, and event driven. Hedge fund of fund investments may be redeemed annually, usually with 100 days' notice. Private equity investment strategies include buy-out, venture capital, growth equity, distressed debt, and mezzanine debt. Private equity investments are held through limited partnerships.
Limited partnerships are valued at estimated fair market value based on their proportionate share of the partnership's fair value as recorded in the partnerships' audited financial statements. Partnership interests represent ownership interests in private equity funds and real estate funds. Real estate partnerships invest in natural resources, commercial real estate and distressed real estate. The fair value of these investments is determined by reference to the funds' underlying assets, which are principally securities, private businesses, and real estate properties. The value of interests held in limited partnerships, other than securities, is determined by the general partner, based upon third-party appraisals of the underlying assets, which include inputs such as cost, operating results, discounted cash flows and market based comparable data. Private equity and real estate limited partnerships typically call capital over a 3 to 5 year period and pay out distributions as the underlying investments are liquidated. The typical expected life of these limited partnerships is 10-15 years and these investments typically cannot be redeemed prior to liquidation.
For the year ended December 31, 2015, there were no significant changes to valuation techniques to determine the fair value of CPG's pension and other postretirement benefits' assets.

Fair Value Measurements at December 31, 2015:

Fair Value Measurements (in millions)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plan assets
Cash	$0.9	$0.9	$—	$—
Equity securities
International equities	6.6	6.6	—	—
Fixed income securities
Government	8.5	—	8.5	—
Corporate	13.0	—	13.0	—
Commingled funds
Short-term money markets	31.1	—	31.1	—
U.S. equities	141.0	—	141.0	—
International equities	55.6	—	55.6	—
Fixed income	100.9	—	100.9	—
Pension plan assets subtotal	357.6	7.5	350.1	—
Other postretirement benefit plan assets
Commingled funds
Short-term money markets	7.3	—	7.3	—
U.S. equities	13.9	—	13.9	—
Mutual funds
U.S. equities	87.7	87.7	—	—
International equities	42.8	42.8	—	—
Fixed income	76.5	76.5	—	—
Other postretirement benefit plan assets subtotal	228.2	207.0	21.2	—
Due to brokers, net(1)	(0.4)
Accrued investment income/dividends	0.6
Total pension and other postretirement benefit plan assets	$586.0	$214.5	$371.3	$—

(1) This class represents pending trades with brokers.
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2015:

(in millions)	Balance at January 1, 2015	Total gains or losses (unrealized / realized)	Purchases	(Sales)	Transfers into/(out of) level 3	Separation Allocation(1)	Balance at December 31, 2015
Fixed income securities
Other fixed income	$0.1	$—	$—	$—	$—	$(0.1)	$—
Private equity limited partnerships
U.S. multi-strategy	8.5	—	—	—	—	(8.5)	—
International multi-strategy	5.3	—	—	—	—	(5.3)	—
Distressed opportunities	1.1	—	—	—	—	(1.1)	—
Real estate	2.6	—	—	—	—	(2.6)	—
Total	$17.6	$—	$—	$—	$—	(17.6)	$—

(1) Level 3 assets were not contributed to the CPG Plans upon Separation from NiSource and no subsequent investments were made in Level 3 assets post Separation.
Fair Value Measurements at December 31, 2014:

Fair Value Measurements (in millions)	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plan assets
Cash	$2.6	$2.6	$—	$—
Equity securities
U.S. equities	0.1	0.1	—	—
International equities	20.3	20.2	0.1	—
Fixed income securities
Government	17.8	15.7	2.1	—
Corporate	38.7	—	38.7	—
Mortgages/Asset backed securities	0.4	—	0.4	—
Other fixed income	0.1	—	—	0.1
Commingled funds
Short-term money markets	4.9	—	4.9	—
U.S. equities	144.2	—	144.2	—
International equities	42.1	—	42.1	—
Fixed income	61.6	—	61.6	—
Private equity limited partnerships
U.S. multi-strategy(1)	8.5	—	—	8.5
International multi-strategy(2)	5.3	—	—	5.3
Distressed opportunities	1.1	—	—	1.1
Real Estate	2.6	—	—	2.6
Pension plan assets subtotal	350.3	38.6	294.1	17.6
Other postretirement benefit plan assets
Commingled funds
Short-term money markets	0.8	—	0.8	—
U.S. equities	14.3	—	14.3	—
Mutual funds
U.S. equities	91.3	91.3	—	—
International equities	41.2	41.2	—	—
Fixed income	76.2	76.2	—	—
Other postretirement benefit plan assets subtotal	223.8	208.7	15.1	—
Due to brokers, net(3)	(0.1)
Accrued investment income/dividends	0.1
Net receivables	0.7
Total pension and other postretirement benefit plan assets	$574.8	$247.3	$309.2	$17.6
(1) This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily in the United States.
(2) This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily outside the United States.
(3) This class represents pending trades with brokers.
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2014:

(in millions)	Balance at January 1, 2014	Total gains or losses (unrealized / realized)	Purchases	(Sales)	Transfers into/(out of) level 3	Balance at December 31, 2014
Fixed income securities
Other fixed income	$—	$—	$0.1	$—	$—	$0.1
Private equity limited partnerships
U.S. multi-strategy	8.7	0.4	0.4	(1.0)	—	8.5
International multi-strategy	5.8	(0.1)	0.1	(0.5)	—	5.3
Distress opportunities	1.4	0.1	—	(0.4)	—	1.1
Real estate	3.0	0.3	—	(0.7)	—	2.6
Total	$18.9	$0.7	$0.6	$(2.6)	$—	$17.6

Pension and Other Postretirement Benefit Plans’ Funded Status and Related Disclosure. The following table provides a reconciliation of the plans’ funded status and amounts reflected in CPG’s Consolidated Balance Sheets at December 31 based on a December 31 measurement date:

	Pension Benefits		Other Postretirement Benefits
(in millions)	2015	2014	2015	2014
Change in projected benefit obligation(1)
Benefit obligation at beginning of year	$397.6	$376.7	$124.2	$120.9
Service cost	5.9	4.8	1.0	1.1
Interest cost	15.0	15.7	4.7	5.2
Plan participants’ contributions	—	—	2.3	3.0
Actuarial loss (gain)	(6.9)	22.7	(12.4)	5.7
Benefits paid	(29.7)	(22.3)	(9.8)	(12.4)
Estimated benefits paid by incurred subsidy	—	—	0.3	0.7
Transfer of participant balances from NiSource plans(2)	22.6	—	1.8	—
Projected benefit obligation at end of year	$404.5	$397.6	$112.1	$124.2
Change in plan assets
Fair value of plan assets at beginning of year	$351.0	$344.5	$223.8	$209.7
Actual return on plan assets	1.2	21.1	(2.5)	11.6
Employer contributions	20.0	7.7	13.5	11.9
Plan participants’ contributions	—	—	2.3	3.0
Benefits paid	(29.7)	(22.3)	(9.8)	(12.4)
Transfer of participant balances from NiSource plans(2)	15.3	—	0.9	—
Fair value of plan assets at end of year	$357.8	$351.0	$228.2	$223.8
Funded status at end of year	$(46.7)	$(46.6)	$116.1	$99.6
Amounts recognized in the balance sheet consist of:
Noncurrent assets	$—	$—	$116.1	$113.1
Current liabilities	(0.8)	—	—	—
Noncurrent liabilities	(45.9)	(46.6)	—	(13.5)
Net amount recognized at end of year(3)	$(46.7)	$(46.6)	$116.1	$99.6
Amounts recognized in AOCI or regulatory assets/liabilities(4)
Unrecognized prior service credit	$(3.7)	$(4.7)	$(2.0)	$(2.6)
Unrecognized actuarial loss (gain)	164.5	148.7	(3.9)	(12.5)
Total recognized AOCI or regulatory assets/liabilities	$160.8	$144.0	$(5.9)	$(15.1)

(1) The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.
(2) Reflects the transfer of additional pension and OPEB plan participants to CPGSC upon Separation from NiSource that were determined in the current year.
(3) CPG recognizes in its Consolidated Balance Sheets the underfunded and overfunded status of its various defined benefit postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.
(4) CPG determined that the future recovery of pension and other postretirement benefits costs is probable. CPG recorded regulatory assets and liabilities of $135.2 million and $0.7 million, respectively, as of December 31, 2015, and $120.9 million and $8.3 million, respectively, as of December 31, 2014 that would otherwise have been recorded to accumulated other comprehensive loss.
CPG’s accumulated benefit obligation for its pension plans was $404.5 million and $397.6 million as of December 31, 2015 and 2014, respectively. The accumulated benefit obligation as of a date is the actuarial present value of benefits attributed by the pension benefit formula to employee service rendered prior to that date and based on current and past compensation levels.
CPG's pension plans were underfunded by $46.7 million at December 31, 2015, compared to being underfunded by $46.6 million at December 31, 2014. CPG contributed $20.0 million and $7.7 million to its pension plans in 2015 and 2014, respectively.
During 2015, CPG’s funded status for its other postretirement benefit plans improved by $16.5 million to an overfunded status of $116.1 million primarily due to favorable claims experience and the implementation of new mortality assumptions released by the Society of Actuaries in 2014, offset by unfavorable asset returns. CPG contributed approximately $13.5 million and $11.9 million to its other postretirement benefit plans in 2015 and 2014, respectively. No amounts of CPG’s pension or other postretirement benefit plans’ assets are expected to be returned to CPG or any of its subsidiaries in 2016.
In 2013, NiSource pension plans had year to date lump sum payouts exceeding the plans' 2013 service cost plus interest cost and, therefore, settlement accounting was required. As a result, the Predecessor recorded a settlement charge of $13.8 million in 2013. The Predecessor's net periodic pension benefit cost for 2013 was decreased by $1.3 million as a result of the interim remeasurements.
The following table provides the key assumptions that were used to calculate the pension and other postretirement benefits obligations for CPG’s various plans as of December 31:

	Pension Benefits		Other Postretirement Benefits
	2015	2014	2015	2014
Weighted-average assumptions to Determine Benefit Obligation
Discount Rate	4.05%	3.64%	4.29%	3.96%
Rate of Compensation Increases	4.00%	4.00%
Health Care Trend Rates
Trend for Next Year			8.39%	6.90%
Ultimate Trend			4.50%	4.50%
Year Ultimate Trend Reached			2022	2021

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(in millions)	1% point increase	1% point decrease
Effect on service and interest components of net periodic cost	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	3.1	(2.8)

CPG expects to make contributions of approximately $0.8 million to its pension plans and approximately $2.2 million to its postretirement medical and life plans in 2016.
The following table provides benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter. The expected benefits are estimated based on the same assumptions used to measure CPG's benefit obligation at the end of the year and includes benefits attributable to the estimated future service of employees:

(in millions)	Pension Benefits	Other Postretirement Benefits	Federal Subsidy Receipts
Year(s)
2016	$34.9	$8.2	$0.6
2017	33.9	8.0	0.6
2018	35.1	8.0	0.6
2019	35.8	7.9	0.6
2020	37.1	7.9	0.5
2021-2025	175.3	37.4	1.7

The following table provides the components of the plans’ net periodic benefits cost for each of the three years ended December 31, 2015, 2014 and 2013:

	Pension Benefits			Other Postretirement Benefits
(in millions)	2015	2014	2013	2015	2014	2013
			Predecessor			Predecessor
Components of Net Periodic Benefit Cost (Income)
Service cost	$5.9	$4.8	$4.9	$1.0	$1.1	$1.5
Interest cost	15.0	15.7	14.6	4.7	4.6	5.4
Expected return on assets	(28.2)	(27.3)	(25.5)	(18.1)	(16.6)	(13.8)
Amortization of prior service (credit) cost	(1.1)	(1.1)	(1.1)	(0.3)	0.1	0.1
Recognized actuarial loss (gain)	9.9	7.5	12.3	(0.3)	—	1.0
Net Periodic Benefit Cost (Income)	1.5	(0.4)	5.2	(13.0)	(10.8)	(5.8)
Settlement loss	—	—	13.8	—	—	—
Total Net Periodic Benefit Cost (Income)	$1.5	$(0.4)	$19.0	$(13.0)	$(10.8)	$(5.8)

The $1.9 million increase in the actuarially-determined pension benefit cost (income) is due primarily to the transfer of additional pension plan participants to CPGSC upon Separation from NiSource, decreased discount rates and unfavorable asset returns in 2015 compared to 2014. For its other postretirement benefit plans, CPG recognized $13.0 million in net periodic benefit income in 2015 compared to net periodic benefit income of $10.8 million in 2014 due primarily to favorable claims experience, offset by a decrease in discount rates in 2015 compared to 2014.
The following table provides the key assumptions that were used to calculate the net periodic benefits cost for CPG’s various plans:

	Pension Benefits			Other Postretirement Benefits
	2015	2014	2013	2015	2014	2013
			Predecessor			Predecessor
Weighted-average Assumptions to Determine Net Periodic Benefit Cost
Discount Rate	3.84%	4.34%	3.36%	4.10%	4.76%	3.92%
Expected Long-Term Rate of Return on Plan Assets	8.20%	8.30%	8.30%	8.05%	8.14%	8.17%
Rate of Compensation Increases	4.00%	4.00%	4.00%

CPG believes it is appropriate to assume an 8.20% and 8.05% rate of return on pension and other postretirement plan assets, respectively, for its calculation of 2015 pension benefits cost. This is primarily based on asset mix and historical rates of return.
The following table provides other changes in plan assets and projected benefit obligations recognized in other comprehensive income or regulatory asset or liability:

	Pension Benefits		Other Postretirement Benefits
(in millions)	2015	2014	2015	2014
Other changes in plan assets and projected benefit obligations recognized in other comprehensive income or regulatory assets or liabilities
Net actuarial loss	$25.6	$28.9	$8.6	$11.8
Less: amortization of prior service (credit) cost	1.1	1.1	0.3	(0.1)
Less: amortization of net actuarial (gain) loss	(9.9)	(7.5)	0.3	—
Total recognized in other comprehensive income or regulatory assets or liabilities	$16.8	$22.5	$9.2	$11.7
Amount recognized in net periodic benefit cost and other comprehensive income or regulatory assets or liabilities	$18.3	$22.1	$(3.8)	$0.9

Based on a December 31 measurement date, the net unrecognized actuarial loss, unrecognized prior service cost (credit), and unrecognized transition obligation that will be amortized into net periodic benefit cost during 2016 for the pension plans are $12.4 million, $(1.2) million and zero, respectively, and for other postretirement benefit plans are $0.2 million, $(0.7) million and zero, respectively.